ORGANIZATION	12 Months Ended
Apr. 30, 2015
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 • ORGANIZATION

Investors Real Estate Trust (“IRET” or the “Company”) is a self-advised real estate investment trust engaged in acquiring, owning and leasing multifamily residential and commercial real estate. IRET has elected to be taxed as a Real Estate Investment Trust (“REIT”) under Sections 856-860 of the Internal Revenue Code of 1986, as amended. REITs are subject to a number of organizational and operational requirements, including a requirement to distribute 90% of ordinary taxable income to shareholders, and, generally, are not subject to federal income tax on net income, except for taxes on undistributed REIT taxable income and taxes on the income generated by our taxable REIT subsidiary (“TRS”). Our TRS is subject to corporate federal and state income tax on its taxable income at regular statutory rates. We have considered estimated future taxable income and have determined that there were no material income tax provisions or material net deferred income tax items for our TRS for the years ended April 30, 2015 and 2014. IRET’s multifamily properties and commercial properties are located mainly in the states of North Dakota and Minnesota, but also in the states of Colorado, Idaho, Iowa, Kansas, Missouri, Montana, Nebraska, South Dakota, Wisconsin and Wyoming. As of April 30, 2015, IRET owned 100 multifamily properties with approximately 11,844 apartment units and 149 commercial properties, consisting of healthcare, industrial and other commercial properties, totaling approximately 9.6 million net rentable square feet. Of the commercial properties, 66 properties containing approximately 5.0 million square feet of leasable space and having a total real estate investment amount net of accumulated depreciation of $416.0 million were classified as both held for sale and discontinued operations in fiscal year 2016. IRET conducts a majority of its business activities through its consolidated operating partnership, IRET Properties, a North Dakota Limited Partnership (the “Operating Partnership”), as well as through a number of other subsidiary entities.

All references to IRET or the Company refer to Investors Real Estate Trust and its consolidated subsidiaries.